Balance Sheets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current assets:
Cash	$ 1,561,924	$ 73,648
Prepaid expenses and other receivables	133,417	35,000
Deferred offering costs		1,643,881
Total current assets	1,695,341	1,752,529
Oil and gas properties - not subject to amortization	9,947,742	5,836,232
Advance to operators		1,900,000
Total assets	11,643,083	9,488,761
Current liabilities:
Accounts payable and accrued liabilities	609,360	1,164,055
Asset retirement obligations – current	2,778	2,778
Convertible note, net of discounts	1,217,597
Warrants liability		114,883
Total current liabilities	1,851,386	6,710,652
Long-term liabilities:
Franchise tax accrual		9,450
Asset retirement obligations, net of current portion	48,313	45,535
Total Long-term liabilities	48,313	54,985
Total liabilities	1,899,699	6,765,637
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; -0- shares issued and outstanding at October 31, 2023 and 2022, respectively
Common stock, $0.0001 par value; 490,000,000 shares authorized; 31,046,516 and 16,972,800 shares issued and outstanding as of October 31, 2023 and 2022, respectively	3,105	1,697
Stock subscription receivable	(10,010)	(10,010)
Additional paid-in capital	20,197,171	6,633,893
Accumulated deficit	(10,446,882)	(3,902,456)
Total stockholders’ equity	9,743,384	2,723,124
Total liabilities and stockholders’ equity	11,643,083	9,488,761
Operators [Member]
Current liabilities:
Due to operators	21,651
Nonrelated Party [Member]
Current liabilities:
Notes payable		4,403,439
Related Party [Member]
Current liabilities:
Notes payable		$ 1,025,497